Property, Plant and Equipment (Details) - Schedule of Quantity and Models of BTC BVVE - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1		$ 58,258	$ 41,390
Additions		17,979	29,300
Dispositions		(8,138)	(12,432)
Quantity as of December 31		68,099	58,258
Classified as assets held for sale		(1,031)	(3,784)
Presented as ROU asset	[1]		(3,000)
Presented as property, plant and equipment		67,068	51,474
MicroBT Whatsminer [Member]
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1	[2]	45,375
Additions	[2]	8,281
Dispositions	[2]	(1,918)
Quantity as of December 31	[2]	51,738	45,375
Classified as assets held for sale	[2]	(731)
Presented as property, plant and equipment	[2]	51,007
Bitmain S19j Pro [Member]
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1		7,172
Additions		9,289
Dispositions		(100)
Quantity as of December 31		16,361	7,172
Classified as assets held for sale		(300)
Presented as property, plant and equipment		16,061
Innosilicon T3 & T2T [Member]
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1		5,711
Additions
Dispositions		(5,711)
Quantity as of December 31			5,711
Classified as assets held for sale
Presented as property, plant and equipment
Bitmain S19XP [Member]
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1
Additions		409
Dispositions		(409)
Quantity as of December 31
Classified as assets held for sale
Presented as property, plant and equipment
MicroBT Whatsminer One [Member]
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1	[3]	45,375	18,675
Additions	[3]		28,499
Dispositions	[3]		(1,799)
Quantity as of December 31	[3]		45,375
Classified as assets held for sale	[3]		(2,512)
Presented as ROU asset	[1],[3]		(3,000)
Presented as property, plant and equipment	[3]		39,863
Bitmain S19j Pro [Member]
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1		7,172	7,172
Additions
Dispositions
Quantity as of December 31			7,172
Classified as assets held for sale
Presented as ROU asset	[1]
Presented as property, plant and equipment			7,172
Innosilicon T3 & T2T [Member]
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1	[4]	5,711	6,446
Additions	[4]
Dispositions	[4]		(735)
Quantity as of December 31	[4]		5,711
Classified as assets held for sale	[4]		(1,272)
Presented as ROU asset	[1],[4]
Presented as property, plant and equipment	[4]		4,439
Canaan Avalon A10 [Member]
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1			1,024
Additions
Dispositions			(1,024)
Quantity as of December 31
Classified as assets held for sale
Presented as ROU asset	[1]
Presented as property, plant and equipment
Bitmain S19XP [Member]
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1
Additions			801
Dispositions			(801)
Quantity as of December 31
Classified as assets held for sale
Presented as ROU asset	[1]
Presented as property, plant and equipment
Other Bitmain Antminers [Member]
Schedule of Quantity and Models of BTC BVVE [Line Items]
Quantity as of January 1	[5]		8,073
Additions	[5]
Dispositions	[5]		(8,073)
Quantity as of December 31	[5]
Classified as assets held for sale	[5]
Presented as ROU asset	[1],[5]
Presented as property, plant and equipment	[5]

[1]	Includes 3,000 Whatsminer M31S+ with a net book value of approximately $3,330.
[2]	Includes 731 M20S classified as assets held for sale, 36,018 M30S, 12,517 M31S and 2,473 M50 Miners as of December 31, 2023.
[3]	Includes 2,512 M20S classified as assets held for sale, 30,210 M30S and 12,653 M31S Miners.
[4]	Includes 4,439 T3 and 1,272 T2T Miners classified as assets held for sale.
[5]	Included Antminer T15 and Antminer S15 Miners classified as assets held for sale and written off.